Income Tax - Reconciliation of income tax benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income Taxes [Abstract]
Loss before income tax expense	$ (564,572)	$ (634,664)	$ (346,209)
Statutory income tax rate	19.00%	19.00%	19.00%
At the United Kingdom's statutory income tax rate of 19% in fiscal years 2022, 2021 and 2020	$ 107,269	$ 120,586	$ 65,688
Tax effect of amounts that are not taxable (deductible) in calculating taxable income:
Research and development incentive	15,597	7,693	6,816
Non-deductible charges relating to exchangeable senior notes	(92,275)	(149,265)	(80,262)
Share-based payment	(9,162)	(14,674)	(10,619)
Foreign tax credits not utilized	(518)	(166)	(93)
Foreign tax paid	9,105	15,797	4,765
Foreign tax rate differential	30,879	(9,008)	1,416
Adjustment to unrecognized deferred tax balance	(102,986)	(37,062)	8,835
Other items, net	(7,140)	3,395	(3,559)
Income tax benefit (expense) before adjustments in respect to current and deferred tax of previous years	(49,231)	(62,704)	(7,013)
Adjustments in respect to current income tax of previous years	(472)	702	1,276
Adjustments in respect to deferred income tax of previous years	151	351	1,292
Income tax expense	$ (49,552)	$ (61,651)	$ (4,445)